Exhibit 99.1

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 1
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2020

A.	DATES	Begin	End	# days

1	Payment Date		8/17/2020
2	Collection Period	7/1/2020	7/31/2020	31
3	Monthly Interest Period-Actual	7/15/2020	8/16/2020	33
4	Monthly Interest - Scheduled	7/15/2020	8/14/2020	30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	2nd Priority	Regular	Ending Balance	Note Factor
5	Class A-1 Notes	97,000,000.00	-	-	-	-	-	0.0000000
6	Class A-2 Notes	292,000,000.00	-	-	-	-	-	0.0000000
7	Class A-3 Notes	291,000,000.00	35,795,688.38	-	-	35,795,688.38	-	0.0000000
8	Class A-4 Notes	80,774,000.00	80,774,000.00	-	-	21,812,870.28	58,961,129.72	0.7299518
9	Total Class A Notes	760,774,000.00	116,569,688.38	-	-	57,608,558.66	58,961,129.72
10	Class B Notes	39,794,000.00	39,794,000.00	-	-	-	39,794,000.00	1.0000000

11	Total Notes	$800,568,000.00	156,363,688.38	$0.00	$0.00	$57,608,558.66	98,755,129.72

	Overcollateralization
12	Exchange Note	42,135,991.43	18,370,663.88				14,914,150.36
13	Series 2018-A Notes	93,633,776.83	131,443,379.04				134,899,892.56

14	Total Overcollateralization	135,769,768.26	149,814,042.92				149,814,042.92
15	Total Target Overcollateralization	$149,814,042.92	149,814,042.92				149,814,042.92

		One-Month LIBOR		Interest Pmt Due	Per $1000	Principal	Per $1000	Interest
			Coupon Rate		Face Amount	Payment Due	Face Amount	Shortfall
16	Class A-1 Notes		1.95000%	0.00	0.0000000	0.00	0.0000000	0.00
17	Class A-2 Notes		2.59000%	0.00	0.0000000	0.00	0.0000000	0.00
18	Class A-3 Notes		2.83000%	84,418.17	0.2900968	35,795,688.38	123.0092384	0.00
19	Class A-4 Notes		2.94000%	197,896.30	2.4500000	21,812,870.28	270.0481625	0.00
20	Total Class A Notes			282,314.47	0.3710885	57,608,558.66	75.7236166	0.00
21	Class B Notes		3.06000%	101,474.70	2.5500000	0.00	0.0000000	0.00

22	Totals			383,789.17	0.4793961	57,608,558.66	71.9596070	0.00

		Initial Balance	Beginning Balance	Ending Balance
23	Exchange Note Balance	894,201,776.83	287,807,067.42	233,655,022.28

	Reference Pool Balance Data	Initial	Current
24	Discount Rate	6.50%	6.50%
25	Aggregate Securitization Value	936,337,768.26	248,569,172.64
26	Aggregate Base Residual Value (Not Discounted)	677,000,005.72	237,151,276.89

	Turn-in Units	Units	Securitization Value	Percentage
27	Vehicles Scheduled to Return in Current Month	3,158	17,215,554.09
28	Turn-in Ratio on Scheduled Terminations			59.40%

		Units	Securitization Value
29	Securitization Value — Beginning of Period	15,553	306,177,731.30
30	Depreciation/Payments		(2,656,446.37)
31	Gross Credit Losses	(40)	(809,240.37)
32	Early Terminations — Regular	(5)	(139,121.12)
33	Scheduled Terminations — Returned	(2,428)	(39,837,556.96)
34	Payoff Units & Lease Reversals	(675)	(14,166,193.84)
35	Repurchased Leases	-	-

36	Securitization Value - End of Period	12,405	248,569,172.64

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 2
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2020

C.	SERVICING FEE
37	Servicing Fee Due	255,148.11

38	Unpaid Servicing Fees - Prior Collection Periods	0.00

39	Change in Servicing Fee Due - Current Collection Period vs. Prior Collection Period	(1,150,881.69)

D.	RESERVE ACCOUNT

	Reserve Account Balances:
40	Required Reserve Account Balance (.50% of Initial Securitization Value)	4,681,688.84
41	Beginning Reserve Account Balance	4,681,688.84
42	Ending Reserve Account Balance	4,681,688.84

E.	POOL STATISTICS

	Delinquencies Aging Profile — End of Period	Units	Percentage	Securitization Value
43	Total Active Units (Excluding Inventory)	10,565	98.35%	217,676,873.32
44	31 - 60 Days Delinquent	127	1.18%	2,570,497.21
45	61 - 90 Days Delinquent	36	0.34%	762,731.79
46	91 -120 Days Delinquent	14	0.13%	269,109.21
47	121+ Days Delinquent	0	0.00%	0.00

48	Total	10,742	100.00%	221,279,211.53

49	Total 61+ Delinquent as % End of Period Securitization Value	0.42%
50	Delinquency Trigger Occurred	NO

51	Prepayment Speed (1 Month)	1.99%

	Current Period Net Residual Losses on Scheduled and Early Termination Units	Units	Amounts
52	Aggregate Securitization Value for Scheduled and Early Termination Units Terminated During Current Period	2,433	39,976,678.08
53	Less: Aggregate Sales Proceeds, Recoveries & Expenses for Scheduled and Early Termination Units Received in Current Period		(47,029,673.83)
54	Less: Excess Wear and Tear Received in Current Period		(188,489.50)
55	Less: Excess Mileage Received in Current Period		(162,899.39)

56	Current Period Net Residual Losses/(Gains) - Scheduled and Early Termination Units		(7,404,384.64)

	Current and Prior Period Net Residual Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
57	Current Period Net Residual Losses/(Gains) Ratio		-29.02%
58	Prior Period Net Residual Losses/(Gains) Ratio		-14.70%
59	Second Prior Period Net Residual Losses/(Gains) Ratio		-0.75%
60	Third Prior Period Net Residual Losses/(Gains) Ratio		0.34%
61	Four Month Average		-11.03%

62	Beginning Cumulative Net Residual Losses		(10,094,210.84)
63	Current Period Net Residual Losses		(7,404,384.64)

64	Ending Cumulative Net Residual Losses - Scheduled and Early Termination Units		(17,498,595.48)

65	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		-1.87%

	Credit Losses:	Units	Amounts
66	Aggregate Securitization Value on charged-off units	40	809,240.37
67	Aggregate Liquidation Proceeds, Recoveries & Expenses on charged-off units		(637,339.62)

68	Current Period Net Credit Losses/(Gains)		171,900.75

	Current and Prior Period Net Credit Losses/(Gains) as a % of Beginning Securitization Value (Annualized)
69	Current Period Net Credit Losses/(Gains) Ratio		0.67%
70	Prior Period Net Credit Losses/(Gains) Ratio		1.46%
71	Second Prior Period Net Credit Losses/(Gains) Ratio		1.64%
72	Third Prior Period Net Credit Losses/(Gains) Ratio		0.83%
73	Four Month Average		1.15%

74	Beginning Cumulative Net Credit Losses		7,061,135.87
75	Current Period Net Credit Losses		171,900.75

76	Ending Cumulative Net Credit Losses		7,233,036.62

77	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.77%

World Omni Automobile Lease Securitization Trust 2018-A	PAGE 3
MONTHLY SERVICER CERTIFICATE
For the collection period ended 07/31/2020

F.	EXCHANGE NOTE COLLECTION ACCOUNT

COLLECTED AMOUNTS

78	Lease Payments Received	4,264,591.26
79	Sales Proceeds, Recoveries & Expenses - Scheduled Terminations	47,223,028.35
80	Liquidation Proceeds, Recoveries & Expenses	557,969.74
81	Insurance Proceeds	79,369.88
82	Sales Proceeds, Recoveries & Expenses - Early Terminations	158,034.37
83	Payoff Payments	15,884,775.73
84	All Other Payments Received	-

85	Collected Amounts	68,167,769.33

86	Investment Earnings on Collection Account	8,444.86

87	Total Collected Amounts - Available for Distribution	68,176,214.19

	DISTRIBUTIONS FROM EXCHANGE NOTE COLLECTION ACCOUNT

88	Servicing Fee	255,148.11
89	Interest on the Exchange Note - to the Trust Collection Account	733,908.02
90	Principal on the Exchange Note - to the Trust Collection Account	54,152,045.14
91	Trust Collection Account Shortfall Amount - to the Trust Collection Account	10,171,108.95
92	Remaining Funds Payable to Trust Collection Account	2,864,003.97

93	Total Distributions	68,176,214.19

G.	TRUST COLLECTION ACCOUNT

	AVAILABLE FUNDS

94	Available Funds	70,530,066.08

95	Investment Earnings on Reserve Account	594.85

96	Reserve Account Draw Amount	0.00

97	Total Available Funds - Available for Distribution	70,530,660.93

	DISTRIBUTIONS FROM TRUST COLLECTION ACCOUNT

98	Administration Fee	12,757.41
99	Asset Representation Reviewer Amounts (up to $150,000 per year)	-
100	Class A Noteholders' Interest Distributable Amount	282,314.47
101	Noteholders' First Priority Principal Distributable Amount	-
102	Class B Noteholders' Interest Distributable Amount	101,474.70
103	Noteholders' Second Priority Principal Distributable Amount	-
104	Amount to Reinstate Reserve Account to Required Reserve Account Balance	-
105	Noteholders' Regular Principal Distributable Amount	57,608,558.66
106	Asset Representation Reviewer Amounts (in excess of $150,000 per year)	-
107	Remaining Funds Payable to Certificateholders	9,916,555.69
108	Retained Amounts	2,609,000.00

109	Total Distributions	70,530,660.93

The Servicing Fee may include the payment of previously Unpaid Servicing Fee, in whole or in part, at the discretion of the Servicer. Such amounts have priority prior to the application of Available Funds.